MAXIM SERIES FUND, INC.
                    Maxim JPMorgan Growth & Income Portfolio

                                  Annual Report

                                December 31, 2002








This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Maxim JPMorgan Growth & Income Portfolio. Such offering is made only by the prospectus which includes details as to offering price and other information.

                             MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111

TO THE SHAREHOLDERS OF MAXIM JPMORGAN GROWTH & INCOME PORTFOLIO

The nation's equity markets hit a multi-year low on October 9th, 2002, then rallied strongly until the end of November, as investors welcomed actual earnings that slightly exceeded reduced forecasts. They also applauded the Federal Reserve's (the "Fed") surprising 50 basis point rate cut on November 6. In December, however, equities gave back roughly half their October-November gains, as investors grew cautious over the slow pace of U.S. economic recovery and renewed geopolitical friction.

The Portfolio began the reporting period trailing its benchmark for the first quarter as solid stock selection in systems hardware, semiconductors and consumer staples was negated by difficulties in services, telecommunications and pharmaceuticals.

As the reporting period ended, strong stock selection within the software & services, health services & systems and insurance sectors were offset by weakness within the retail, consumer cyclicals and telecommunications sectors towards the end of the reporting period. At the stock specific level, overweight positions relative to the benchmark in Affiliated Computer, Echostar Communications and First Data benefited performance, while overweights in Hotels.com, Liberty Media and Target negatively impacted results.

It appears increasingly likely that the U.S. economy will find its footing over the course of 2003. Corporations have strengthened balance sheets and cut costs to the bone. The Fed is clearly committed to restoring growth. A fiscal stimulus package soon to be before Congress could unleash considerable liquidity. However, geopolitical risks will likely keep investors cautious until major, outstanding issues are resolved. If they are, 2003 could be the first positive year in four for U.S. equities.

Maxim Capital Management, LLC is the investment adviser for the Maxim JPMorgan Growth & Income Portfolio.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Maxim JPMorgan Growth & Income Portfolio. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                    MAXIM JPMORGAN GROWTH & INCOME PORTFOLIO

                              Line Graph Comparison



              MAXIM JPMORGAN GROWTH & INCOME PORTFOLIO (the "Portfolio")
                               $10,0000 INVESTMENT

                   Portfolio Total   Portfolio     S&P 500 Index      S&P 500     Lipper Growth     Lipper
                         Return       Balance      Total Return    Index Balance  & Income Fund  Growth & Income
                                                                                  Index Total   Fund Index Balance
                                                                                    Return
12/21/94 to 10/31/95     23.15%       $12,315.00      29.35%       $12,935.00       19.40%       $11,940.00

10/31/96                 20.01%       $14,779.00      24.10%       $16,052.00       21.72%       $14,533.00

10/31/97                 29.33%       $19,114.00      32.11%       $21,206.00       28.03%       $18,607.00

10/31/98                  9.38%       $20,907.00      21.99%       $25,869.00        9.79%       $20,429.00

10/31/99                 13.32%       $23,692.00      25.67%       $32,510.00       16.03%       $23,704.00

10/31/00                  9.31%       $25,898.00       6.09%       $34,490.00        6.94%       $25,349.00

10/31/01                -21.26%       $20,392.00     -24.89%       $25,905.00      -25.32%       $18,931.00

12/31/01                  7.13%       $21,846.00       8.61%       $28,135.00        7.75%       $20,398.00

12/31/02                -17.57%       $18,008.00     -22.10%       $21,917.00      -17.89%       $16,748.00


Portfolio Total Return
One Year:-17.57%
Five Years: -2.22%
Since Inception: 7.51%

Portfolio Inception:  12/21/94


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Portfolio, made at its inception, with the performance of the S&P 500(R) Index and the Lipper Growth & Income Fund Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of JP Morgan Growth & Income Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year ended December 31, 2002, the statements of changes in net assets for the year ended December 31, 2002, the period from November 1, 2001 to December 31, 2001, and the year ended October 31, 2001, and the financial highlights for the year ended December 31, 2002, the period from November 1, 2001 to December 31, 2001, and for each of the four years in the period from November 1, 1997 to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of JP Morgan Growth & Income Portfolio of the Maxim Series Fund, Inc. as of December 31, 2002, the results of its operations for the year ended December 31, 2002, the changes in its net assets for the year ended December 31, 2002, the period from November 1, 2001 to December 31, 2001, and the year ended October 31, 2001, and the financial highlights for the year ended December 31, 2002, the period from November 1, 2001 to December 31, 2001, and for each of the four years in the period from November 1, 1997 to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 7, 2003

                             MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2002 and 2001

JP Morgan Growth & Income Portfolio

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                         MAXIM
                                                                                       JP MORGAN
                                                                                        GROWTH &
                                                                                         INCOME
                                                                                       PORTFOLIO
                                                                                    -----------------
                                                                                    -----------------
ASSETS:

     Investment in Master - Growth and Income Portfolio, at value (1)             $       15,031,993
                                                                                    -----------------
                                                                                    -----------------

LIABILITIES:

     Due to investment adviser                                                                20,747
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $       15,011,246
                                                                                    =================
                                                                                    =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $        1,849,356
     Additional paid-in capital                                                           21,916,355
     Net unrealized depreciation on investments                                          (20,297,457)
     Undistributed net investment income                                                      57,348
     Accumulated net realized gain on investments                                         11,485,644
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $       15,011,246
                                                                                    =================
                                                                                    =================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $             0.81
                                                                                    =================
                                                                                    =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000
     Outstanding                                                                          18,493,563

(1)  Cost of investments in securities:                                           $       35,329,450

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                                                                    MAXIM
                                                                                  JP MORGAN
                                                                                   GROWTH &
                                                                                    INCOME
                                                                                  PORTFOLIO
                                                                               -----------------
                                                                               -----------------

INVESTMENT INCOME:
     Investment income allocated from Master portfolio                       $        1,173,880
     Expenses allocated from Master portfolio                                          (262,404)
                                                                               -----------------
                                                                               -----------------

     Total income                                                                       911,476
                                                                               -----------------
                                                                               -----------------

EXPENSES:

     Advisory fees                                                                      300,481
                                                                               -----------------
                                                                               -----------------

NET INVESTMENT INCOME                                                                   610,995
                                                                               -----------------
                                                                               -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments allocated from Master portfolio                  (707,673)
     Change in net unrealized depreciation on investments allocated
     from Master portfolio                                                          (11,185,827)
                                                                               -----------------
                                                                               -----------------

     Net realized and unrealized loss on investments                                (11,893,500)
                                                                               -----------------
                                                                               -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                              $      (11,282,505)
                                                                               =================
                                                                               =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                         MAXIM JP MORGAN GROWTH &
                                                                             INCOME PORTFOLIO
                                                                 ------------------------------------------
                                                                 ------------------------------------------
                                                                                PERIOD FROM
                                                                   YEAR ENDED   NOVEMBER 1, 2001 YEAR ENDED
                                                                  DECEMBER 31,  TO DECEMBER 31,  OCTOBER 31,
                                                                    2002           2001             2001
                                                                 ------------   ------------   ------------
                                                                 ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                      $     610,995  $     140,002  $     901,597
    Net realized gain (loss) on investments allocated from Master
       portfolio                                                    (707,673)     1,010,250       (645,764)
    Change in net unrealized depreciation on investments allocated
    from Master portfolio                                        (11,185,827)     4,980,467    (23,830,174)
                                                                 ------------   ------------   ------------
                                                                 ------------   ------------   ------------

    Net increase (decrease) in net assets resulting from
       operations                                                (11,282,505)     6,130,719    (23,574,341)
                                                                 ------------   ------------   ------------
                                                                 ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                      (570,656)      (157,603)      (960,533)
    From net realized gains                                                               0    (17,940,283)
                                                                 ------------   ------------   ------------
                                                                 ------------   ------------   ------------

    Total distributions                                             (570,656)      (157,603)   (18,900,816)
                                                                 ------------   ------------   ------------
                                                                 ------------   ------------   ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                              5,406,974      1,293,034     22,032,878
    Reinvestment of distributions                                    570,656        157,603     18,900,816
    Redemptions of shares                                        (71,333,758)    (1,337,009)   (25,955,218)
                                                                 ------------   ------------   ------------
                                                                 ------------   ------------   ------------

    Net increase (decrease) in net assets resulting from
       share transactiona                                        (65,356,128)       113,628     14,978,476
                                                                 ------------   ------------   ------------
                                                                 ------------   ------------   ------------

    Total increase (decrease) in net assets                      (77,209,289)     6,086,744    (27,496,681)

NET ASSETS:
    Beginning of period                                           92,220,535     86,133,791    113,630,472
                                                                 ------------   ------------   ------------
                                                                 ------------   ------------   ------------

    End of period  (1)                                         $  15,011,246  $  92,220,535  $  86,133,791
                                                                 ============   ============   ============
                                                                 ============   ============   ============

OTHER INFORMATION:

SHARES:

    Sold                                                           5,639,109      1,316,963     18,996,584
    Issued in reinvestment of distributions                          632,015        163,039     16,755,192
    Redeemed                                                     (80,258,244)    (1,372,215)   (22,317,159)
                                                                 ------------   ------------   ------------
                                                                 ------------   ------------   ------------

    Net increase (decrease)                                      (73,987,120)       107,787     13,434,617
                                                                 ============   ============   ============
                                                                 ============   ============   ============

(1) Including undistributed net investment income              $      57,348  $      17,009  $      29,287

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM JP MORGAN GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                             Period From
                                Year Ended   November 1, 2001
                                December 31, to December 31,             Year Ended October 31,
                                   2002          2001           2001       2000        1999       1998
                                -----------  --------------   ---------  ----------  ---------- ----------
                                -----------  --------------   ---------  ----------  ---------- ----------
Net Asset Value, Beginning of
   Period                       $    1.00 $          0.93  $     1.44 $      1.69 $      1.60   $   1.66

Income from Investment Operations

Net investment income                 0.00            0.00        0.01        0.01        0.01       0.01
Net realized and unrealized
   gain (loss)                       (0.19)           0.06       (0.28)       0.12        0.19       0.14
                                -----------  --------------   ---------  ----------  ---------- ----------
                                -----------  --------------   ---------  ----------  ---------- ----------

Total Income (Loss) From

Investment Operations                (0.19)           0.07       (0.27)       0.13        0.21       0.15
                                -----------  --------------   ---------  ----------  ---------- ----------
                                -----------  --------------   ---------  ----------  ---------- ----------

Less Distributions

From net investment income +          0.00           (0.00)      (0.01)      (0.01)      (0.01)     (0.01)
From net realized gains                                          (0.23)      (0.37)      (0.10)     (0.20)
                                -----------  --------------   ---------  ----------  ---------- ----------
                                -----------  --------------   ---------  ----------  ---------- ----------

Total Distributions                                  (0.00)      (0.24)      (0.38)      (0.11)     (0.21)
                                -----------  --------------   ---------  ----------  ---------- ----------
                                -----------  --------------   ---------  ----------  ---------- ----------

Net Asset Value, End of Period  $     0.81 $          1.00  $     0.93 $      1.44 $      1.69  $    1.60
                                ===========  ==============   =========  ==========  ========== ==========
                                ===========  ==============   =========  ==========  ========== ==========

Total Return                       (17.57%)          7.13% o   (21.26%)      9.31%      13.13%      9.38%

Net Assets, End of Period ($000) $  15,011 $        92,221  $   86,134 $   113,631 $   125,978  $ 161,167

Ratio of Expenses to

Average Net Assets                   1.00%           1.00%  *    1.00%       1.00%       1.00%      1.00%

Ratio of Net Investment Income to

Average Net Assets                   1.08%           0.92%  *    0.90%       0.52%       0.66%      0.69%



o Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

+ Distributions from net investment income for the period November 1, 2001 to December 31, 2001 and the year ended 2002 were less than $0.01 per share.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Interests in the JP Morgan Growth & Income Portfolio (the Portfolio) are represented by a separate class of beneficial interest of the Fund. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A) and certain qualified retirement plans for which GWL&A provides administrative services.

      On December 31, 2001, the Board of Directors approved an agreement to change the Portfolio's year-end from October 31 to December 31.

      The Portfolio seeks to achieve its investment objective through the adoption of a Master-Feeder structure. Contribution of Portfolio (i.e., the Feeder) investible funds to the Master portfolio are made in exchange for beneficial interests in the Master portfolio of equal value. The Master portfolio is the Growth and Income Portfolio managed by JP Morgan, a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the 1940 Act, as amended. Financial statements of the Master portfolio are presented following the Portfolio's financial statements.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      The Portfolio's investment in the Master portfolio is valued based on the daily reported net asset value of the Master portfolio. The Portfolio receives an allocation of investment income and Master expenses as well as realized and unrealized gains and losses on a daily basis from the Master. In addition, the Portfolio accrues its own expenses daily as incurred.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.53% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3. INVESTMENT TRANSACTIONS

      The Portfolio's percentage interest in the Master portfolio was 1.41% at December 31, 2002. For the same period, purchases and sales of interests in the Master portfolio were $12,794,683 and $15,349,600, respectively.

4. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the year ended December 31, 2002, the period from November 1, 2001 to December 31, 2001 and the year ended October 31, 2001 were as follows:

                                                        2002         Dec 2001       Oct 2001
                                                      ----------    ------------   ------------
     Distributions paid from:
        Ordinary income                                570,656          157,603      1,852,313
        Long-term capital gain                               0                      17,048,503
                                                      ----------    ------------   ------------
                                                      ----------    ------------   ------------
                                                        570,656         570,656     18,900,816
                                                      ==========    ============   ============


      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Net unrealized depreciation on investments                                  (17,198,765)
      Undistributed net investment income                                              57,348
      Accumulated net realized loss on investments                                 11,485,644
                                                                                  ------------
                                                                                  ------------
                                                                                  (5,655,773)
                                                                                  ============


      The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and other temporary differences related to partnership allocations of capital gain from the Master portfolio. Capital accounts within the financial statements are adjusted for permanent and temporary tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

GROWTH AND INCOME PORTFOLIO
Portfolio of Investments

As of December 31, 2002
(Amounts in Thousands)

   SHARES    ISSUER                                                VALUE
--------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 95.8%

             COMMON STOCKS -- 99.0%

             AEROSPACE -- 1.6%
       63    General Dynamics Corp.                          $     4,961
      193    United Technologies Corp.                            11,960
                                                             -----------
                                                                  16,921

             APPAREL -- 1.1%
      167    Nike, Inc., Class B (l)                               7,417
      121    VF Corp.                                              4,355
                                                             -----------
                                                                  11,772

             BANKING -- 11.3%
      212    Bank of America Corp.                                14,742
      388    BB&T Corp. (l)                                       14,348
       89    North Fork Bancorporation, Inc.                       2,996
      288    PNC Financial Services Group, Inc.                   12,067
      294    SunTrust Banks, Inc.                                 16,752
      318    The Bank of New York Co., Inc.                        7,622
      844    U.S. Bancorp                                         17,902
      320    Wachovia Corp.                                       11,650
      210    Washington Mutual, Inc.                               7,262
      320    Wells Fargo & Co. (l)                                14,994
                                                             -----------
                                                                 120,335

             BROADCASTING/CABLE -- 0.2%
       57    Clear Channel Communications, Inc. * (l)              2,114

             BUSINESS SERVICES -- 1.1%
      338    Equifax, Inc.                                         7,816
      218    IMS Health, Inc.                                      3,490
                                                             -----------
                                                                  11,306

             CHEMICALS -- 0.5%
      109    PPG Industries, Inc.                                  5,451

             COMPUTERS/COMPUTER HARDWARE -- 3.6%
      734    Hewlett-Packard Co. (l)                              12,740
      130    International Business Machines Corp.                10,106
      209    Lexmark International, Inc. * (l)                    12,663
      281    Seagate Technology Holdings *                         3,014
                                                             -----------
                                                                  38,523

             CONSTRUCTION -- 0.3%
      303    Clayton Homes, Inc.                                   3,693

             CONSTRUCTION MATERIALS -- 0.6%
      157    Vulcan Materials Co. (l)                              5,873

             CONSUMER PRODUCTS -- 2.9%
      108    Black & Decker Corp.                                  4,611
      656    Philip Morris Companies, Inc.                        26,579
                                                             -----------
                                                                  31,190

             DIVERSIFIED -- 1.7%
      300    General Electric Co.                                  7,303
      624    Tyco International LTD (Bermuda)                     10,654
                                                             -----------
                                                                  17,957

                       See notes to financial statements.

   SHARES    ISSUER                                              VALUE
------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.6%
      132    Emerson Electric Co.                          $     6,687

             ENVIRONMENTAL SERVICES -- 0.9%
      398    Waste Management, Inc. (l)                          9,122

             FINANCIAL SERVICES -- 14.5%
      484    American Express Co.                               17,095
    1,598    Citigroup, Inc.                                    56,248
      278    Freddie Mac                                        16,392
      361    Golden West Financial Corp.                        25,896
      214    Merrill Lynch & Co., Inc. (l)                       8,102
      182    Morgan Stanley (l)                                  7,253
      258    Prudential Financial, Inc.                          8,176
       15    SLM Corp.                                           1,568
      550    Stilwell Financial, Inc. *                          7,187
      262    T. Rowe Price Group, Inc.                           7,156
                                                           -----------
                                                               155,073

             FOOD/BEVERAGE PRODUCTS -- 2.4%
      101    Brown-Forman Corp., Class B                         6,601
      349    Kraft Foods, Inc., Class A                         13,591
      121    PepsiCo, Inc.                                       5,113
                                                           -----------
                                                                25,305

             HEALTH CARE/HEALTH CARE SERVICES -- 0.8%
      113    WellPoint Health Networks, Inc. *                   8,041

             INSURANCE -- 9.4%
      690    American International Group, Inc.                 39,920
      206    Hartford Financial Services Group, Inc. (l)         9,349
      468    John Hancock Financial Services, Inc.              13,044
      203    Marsh & McLennan Companies, Inc.                    9,362
      156    MGIC Investment Corp.                               6,430
      139    Principal Financial Group, Inc. (l)                 4,188
      250    SAFECO Corp. (l)                                    8,674
      620    Travelers Property Casualty Corp.,
               Class A * (l)                                     9,087
                                                           -----------
                                                               100,054

             MACHINERY & ENGINEERING EQUIPMENT -- 0.5%
      194    Dover Corp. (l)                                     5,651

             MANUFACTURING -- 0.7%
      290    Honeywell International, Inc.                       6,960

             METALS/MINING -- 0.9%
      419    Alcoa, Inc.                                         9,549

             MULTI-MEDIA -- 7.8%
    1,272    AOL Time Warner, Inc. (l) *                        16,658
      644    Comcast Corp., Class A * (l)                       15,185
       80    E.W. Scripps Co., Class A                           6,156
      167    Gannett Co., Inc.                                  11,955
       68    Knight Ridder, Inc.                                 4,307
    1,741    Liberty Media Corp., Class A * (l)                 15,567
      373    The Walt Disney Co.                                 6,079

                       See notes to financial statements.

   SHARES    ISSUER                                              VALUE
------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             MULTI-MEDIA -- CONTINUED
      156    Viacom, Inc., Class B * (l)                   $     6,378
                                                           -----------
                                                                82,285

             OIL & GAS -- 12.2%
      215    Burlington Resources, Inc. (l)                      9,170
      473    ChevronTexaco Corp.                                31,444
      330    ConocoPhillips                                     15,984
      222    Devon Energy Corp. (l)                             10,199
    1,790    ExxonMobil Corp.                                   62,556
                                                           -----------
                                                               129,353

             PHARMACEUTICALS -- 2.0%
      437    Pfizer, Inc. (l)                                   13,347
      208    Wyeth                                               7,775
                                                           -----------
                                                                21,122

             PIPELINES -- 1.0%
      422    El Paso Corp. (l)                                   2,940
      177    Kinder Morgan, Inc.                                 7,499
                                                           -----------
                                                                10,439

             REAL ESTATE INVESTMENT TRUST -- 0.6%
      213    Public Storage, Inc.                                6,882

             RESTAURANTS/FOOD SERVICES -- 1.4%
      440    McDonald's Corp.                                    7,080
      213    Outback Steakhouse, Inc.                            7,325
                                                           -----------
                                                                14,405

             RETAILING -- 2.1%
       81    AutoZone, Inc. * (l)                                5,701
      340    CarMax, Inc. *                                      6,075
      995    Circuit City Stores, Inc.                           7,382
      137    The May Department Stores Co. (l)                   3,153
                                                           -----------
                                                                22,311

             SEMI-CONDUCTORS -- 0.7%
      473    Texas Instruments, Inc.                             7,104

             TELECOMMUNICATIONS -- 11.4%
      352    Alltel Corp. (l)                                   17,937
      484    AT&T Corp.                                         12,632
      556    BellSouth Corp.                                    14,386
      196    EchoStar Communications Corp., Class A * (l)        4,367
      718    General Motors - Hughes Electronics Corp.,
               Class H *                                         7,683
      834    SBC Communications, Inc. (l)                       22,610
      401    Sprint Corp. - PCS Group * (l)                      1,756
    1,010    Verizon Communications, Inc.                       39,151
                                                           -----------
                                                               120,522

             TOYS & GAMES -- 0.4%
      197    Mattel, Inc.                                        3,773

             UTILITIES -- 3.8%
      217    Consolidated Edison, Inc.                           9,296
      188    Dominion Resources, Inc.                           10,332

                       See notes to financial statements.

   SHARES    ISSUER                                              VALUE
------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             UTILITIES -- CONTINUED
      400    Energy East Corp.                             $     8,836
      354    FirstEnergy Corp. (l)                              11,655
                                                           -----------
                                                                40,119
             ---------------------------------------------------------
             Total Common Stocks
             (Cost $1,189,824)                               1,049,892
             ---------------------------------------------------------
             MONEY MARKET FUND -- 1.0%
   10,694    JPMorgan Prime Money Market Fund (a)
             (Cost $10,694)                                     10,694
----------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $1,200,518)                             $ 1,060,586
------------------------------------------------------------------------

PRINCIPAL
   AMOUNT    COLLATERAL INVESTMENTS
------------------------------------------------------------------------
             MONEY MARKET FUNDS (c)
$  25,000    Evergreen Institutional Money Market Fund,    $    25,000
   25,000    Federated Prime Value Money Market Fund, (a)       25,000
   13,598    JPMorgan Prime Money Market Fund,                  13,598
    3,605    AIM Short Term Investment Co.-Liquid,               3,605
                                                           -----------
                                                           $    67,203

INDEX:

*    -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act, 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(c)  -- Investment of cash collateral for portfolio securities on loan.
(l) -- Security, or portion of security, has been delivered to counterpart as part of security lending transaction.


                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Statement of Assets and Liabilities

As of December 31, 2002
(Amounts in Thousands)

   ASSETS:
     Investment securities, at value                       $ 1,060,586
     Investments held as collateral for securities
       lending program                                          67,203
     Receivables:
       Investment securities sold                                6,037
       Interest and dividends                                    1,472
       Security lending (net)                                        8
----------------------------------------------------------------------
          Total Assets                                       1,135,306
----------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities purchased                           2,677
       Collateral for securities lending                        67,203
     Accrued liabilities:
       Investment advisory fees                                    371
       Administration fees                                          46
       Custodian fees                                                7
       Trustees' fees - deferred compensation plan                 203
       Other                                                        49
----------------------------------------------------------------------
          Total Liabilities                                     70,556
----------------------------------------------------------------------
   NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS                                    $ 1,064,750
----------------------------------------------------------------------
   Cost of investments                                     $ 1,200,518
======================================================================

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Statement of Operations

For the year ended December 31, 2002
(Amounts in Thousands)

   INVESTMENT INCOME:
     Dividend                                              $    27,526
     Dividend income from affiliated investments*                  457
     Securities lending (net)                                        8
     Foreign taxes withheld                                        (73)
----------------------------------------------------------------------
       Total investment income                                  27,918
----------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                    5,298
     Administration fees                                           662
     Custodian fees                                                 83
     Accounting fees                                                32
     Professional fees                                              31
     Trustees' fees                                                  7
     Other                                                          45
----------------------------------------------------------------------
         Total expenses                                          6,158
----------------------------------------------------------------------
         Net investment income                                  21,760
======================================================================
   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on transactions from
       investments                                             (68,049)
======================================================================
     Change in net unrealized appreciation/depreciation
       of investments                                         (205,933)
======================================================================
     Net realized and unrealized gain (loss) on
       investments                                            (273,982)
======================================================================
     Net increase (decrease) in net assets from operations $  (252,222)
======================================================================
*    Includes reimbursements of investment advisory
       and administration fees:                            $        40
======================================================================

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Statement of Changes in Net Assets

(Amounts in Thousands)

                                                                        YEAR           11/1/01          YEAR
                                                                        ENDED          THROUGH          ENDED
                                                                       12/31/02        12/31/01*       10/31/01
-----------------------------------------------------------------------------------------------------------------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS:
        Net investment income                                        $     21,760    $      3,848    $     26,634
        Net realized gain (loss) on investments                           (68,049)         17,644         (10,366)
        Change in net unrealized appreciation/depreciation
        of investments                                                   (205,933)         87,293        (441,285)
-----------------------------------------------------------------------------------------------------------------
         Increase (decrease) in net assets
         from operations                                                 (252,222)        108,785        (425,017)
-----------------------------------------------------------------------------------------------------------------
      TRANSACTIONS IN INVESTORS'
      BENEFICIAL INTEREST:
        Contributions                                                     126,703          26,774         206,437
        Withdrawals                                                      (399,691)        (64,930)       (469,439)
-----------------------------------------------------------------------------------------------------------------
         Increase (decrease) from transactions in
         investors' beneficial interest                                  (272,988)        (38,156)       (263,002)
-----------------------------------------------------------------------------------------------------------------
           Total increase (decrease) in net assets                       (525,210)         70,629        (688,019)
      NET ASSETS:
        Beginning of period                                             1,589,960       1,519,331       2,207,350
-----------------------------------------------------------------------------------------------------------------
        End of period                                                $  1,064,750    $  1,589,960    $  1,519,331
=================================================================================================================

*  The Portfolio changed its fiscal year end from October 31 to December 31.

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Notes to Financial Statements

1. ORGANIZATION
Growth and Income Portfolio ("GIP") (the "Portfolio") is separately registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the the Portfolio.

2. SIGNIFICANT ACCOUNTING PRINCIPLES
The following is a summary of significant accounting policies followed by the
Portfolio:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Short-term investments with 60 days or less to maturity are valued at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS -- It is the Portfolio's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

C. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subject the Portfolio to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subject the Portfolio to unlimited losses.

The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

As of December 31, 2002, the Portfolio had no outstanding futures contracts.

D. RESTRICTED AND ILLIQUID SECURITIES -- The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

E. SECURITIES ON LOAN -- For the Portfolio, the Board of Trustees have approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Portfolio) acting as lending agent to certain borrowers. By lending investment securities the Portfolio attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral on the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

JPMCB invests the cash collateral on behalf of the Portfolio in accordance with investment guidelines contained in the securities lending agreement. At December 31, 2002, the market value of the securities loaned and the amount of collateral received were as follows (amounts in thousands):

      MARKET VALUE OF             MARKET VALUE OF
     SECURITIES LOANED          COLLATERAL RECEIVED
   ---------------------------------------------------
         $ 65,657                     $ 67,203

JPMCB as lending agent receives a fee equal to 0.06% of the value of the securities loaned from the Portfolio as detailed below (amounts in thousands):

     FUND                          FEE
   -------------------------------------
     GIP                           $ 3

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the securities received. JPMCB will indemnify the Portfolio from any loss resulting from a borrower's failure to return a loaned security when due.

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

G. EXPENSES -- Expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated on another reasonable basis.

H. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provision is recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") acts as the investment adviser to the Portfolio. JPMFAM is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any duplicate investment advisory, and administration fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator"), provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.05% of the Portfolio's average daily net assets.

C. CUSTODIAN FEES -- JPMCB provides portfolio custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by the Portfolio, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

D. OTHER -- For the year ended December 31, 2002, the Portfolio incurred less than $1,000 as brokerage commissions with affiliated brokers/dealers.

During the period the Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Portfolio.

4. INVESTMENT TRANSACTIONS
For the year ended December 31, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

              PURCHASES                     SALES
     (EXCLUDING U.S. GOVERNMENT)  (EXCLUDING U.S. GOVERNMENT)
    ----------------------------------------------------------
             $  906,276                  $  1,087,247

5. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2002, are as follows (amounts in thousands):


    AGGREGATE       UNREALIZED        UNREALIZED       APPRECIATION/
      COST         APPRECIATION      DEPRECIATION     (DEPRECIATION)
-----------------------------------------------------------------------
   $ 1,220,713       $ 38,437         $ (198,564)       $ (160,127)

The difference between book and tax unrealized appreciation and depreciation is primarily due to wash sale loss deferrals. The effect of each feeder fund will depend on the portion of the master held by each feeder at the time of their reversal.

6. BANK BORROWINGS
Pursuant to a Line of Credit Agreement dated April 18, 2002, the Portfolio may borrow money for temporary or emergency purposes. The Portfolio has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro rata basis to the Portfolio. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 17, 2003.

Prior to April 18, 2002, the Portfolio could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets were repaid before the Portfolio could make additional investments. The Portfolio had entered into an agreement, which enabled it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro rata basis to the Portfolio. This Agreement was terminated on April 18, 2002.

The Portfolio had no borrowings outstanding at December 31, 2002, nor at any time during the year then ended.

Supplementary Data

                                                                                   GROWTH AND INCOME PORTFOLIO
                                                         ------------------------------------------------------------------
                                                          YEAR       11/1/01                   YEAR ENDED
                                                          ENDED      THROUGH     ------------------------------------------
                                                         12/31/02    12/31/01*   10/31/01   10/31/00   10/31/99    10/31/98
---------------------------------------------------------------------------------------------------------------------------
   RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
     Net expenses                                           0.47%      0.46%       0.47%      0.47%       0.47%       0.47%
---------------------------------------------------------------------------------------------------------------------------
     Net investment income                                  1.64%      1.45%       1.43%      1.05%       1.20%       1.21%
---------------------------------------------------------------------------------------------------------------------------
     Expenses without reimbursements                        0.47%      0.46%       0.48%      0.47%       0.47%       0.47%
---------------------------------------------------------------------------------------------------------------------------
     Net investment income without reimbursements           1.64%      1.45%       1.42%      1.05%       1.20%       1.21%
---------------------------------------------------------------------------------------------------------------------------
   PORTFOLIO TURNOVER RATE                                    70%         0%(a)      12%        30%        125%        113%
---------------------------------------------------------------------------------------------------------------------------
   TOTAL RETURN                                            (15.9%)      7.1%(a)   (18.7%)      9.1%       14.1%        8.7%
===========================================================================================================================

*   The Portfolio changed its fiscal year end from October 31 to December 31.
#   Short periods have been annualized.
(a) Not annualized.

                       See notes to financial statements.

Report of Independent Accountants

To the Trustees and Beneficial Unit Holders of
Growth and Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth & Income Portfolio (the "Portfolio") at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 18, 2003

DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)

The Maxim Series Fund, Inc. (the "Fund") is organized under Maryland law, and is governed by a Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

----------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
----------------------------------------------------------------------------------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)      Number of       Other
   and age       Held with      Office         during Past 5 Years       Portfolios   Directorships
                   Fund       (Length of                                   in Fund       Held by
                             Time Served)                                  Complex      Director
                                                                          Overseen
                                                                         by Director

--------------- ------------ ------------- ----------------------------- ------------ --------------
--------------- ------------ ------------- ----------------------------- ------------ --------------
Rex Jennings     Director    March 22,     President Emeritus, Denver        43       Trustee,
(77)                         1988 to       Metro Chamber of Commerce                  Orchard
                             present                                                  Series Fund;
                                                                                      Committee
                                                                                      Member,
                                                                                      Great-West
                                                                                      Variable
                                                                                      Annuity
                                                                                      Account A
--------------- ------------ ------------- ----------------------------- ------------ --------------
--------------- ------------ ------------- ----------------------------- ------------ --------------
Richard P.       Director    April 30,     Retired Educator                  43       Trustee,
Koeppe (70)                  1987 to                                                  Orchard
                             present                                                  Series Fund;
                                                                                      Committee
                                                                                      Member,
                                                                                      Great-West
                                                                                      Variable
                                                                                      Annuity
                                                                                      Account A
--------------- ------------ ------------- ----------------------------- ------------ --------------
--------------- ------------ ------------- ----------------------------- ------------ --------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,         43       Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                  Orchard
                             present                                                  Series Fund;
                                                                                      Committee
                                                                                      Member,
                                                                                      Great-West
                                                                                      Variable
                                                                                      Annuity
                                                                                      Account A;
                                                                                      Jones
                                                                                      Intercable,
                                                                                      Inc.
--------------- ------------ ------------- ----------------------------- ------------ --------------
----------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
----------------------------------------------------------------------------------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)     Number of       Other
   and age       Held with      Office          during Past 5 Years      Portfolios   Directorships
                   Fund       (Length of                                   in Fund       Held by
                             Time Served)                                  Complex      Director
                                                                          Overseen
                                                                         by Director

--------------- ------------ -------------- ---------------------------- ------------ --------------
--------------- ------------ -------------- ---------------------------- ------------ --------------
*William T.      Director    June 1, 2000   President and Chief              43       Trustee,
McCallum (60)       and      to present     Executive Officer of                      Orchard
                 President                  Great-West Life & Annuity                 Series Fund;
                                            Insurance Company;                        Committee
                                            President and Chief                       Member,
                                            Executive Officer, United                 Great-West
                                            States Operations, The                    Variable
                                            Great-West Life Assurance                 Annuity
                                            Company (1990 to present);                Account A;
                                            Co-President and Chief                    Director,
                                            Executive Officer of                      Great-West
                                            Great-West Lifeco Inc.;                   Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ------------ --------------
--------------- ------------ -------------- ---------------------------- ------------ --------------
*Mitchell        Director    June 1, 2000   Executive Vice President         43       Trustee,
T.G. Graye                   to present     and Chief Financial                       Orchard
(47)                                        Officer of Great-West Life                Series Fund;
                                            & Annuity Insurance                       Committee
                                            Company; Executive Vice                   Member,
                                            President and Chief                       Great-West
                                            Financial Officer, United                 Variable
                                            States Operations, The                    Annuity
                                            Great-West Life Assurance                 Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, GW Capital
                                            Management, LLC; Director
                                            and Executive Vice
                                            President, Orchard Trust
                                            Company
--------------- ------------ -------------- ---------------------------- ------------ --------------
--------------- ------------ -------------- ---------------------------- ------------ --------------
*Graham          Treasurer   November 29,   Vice President, Corporate        43           None
McDonald (56)                2001 to        Finance and Investment
                             present        Operations, Great-West
                                            Life & Annuity Insurance
                                            Company; Treasurer, GW
                                            Capital Management, LLC,
                                            Orchard Capital
                                            Management, LLC,
                                            Great-West Variable
                                            Annuity Account A and
                                            Orchard Series Fund;
                                            Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ------------ --------------

----------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS

----------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ---------------------------- ------------ --------------
*Beverly A.      Secretary   April 10,      Vice President and               43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary, GW
                                            Capital Management, LLC,
                                            One Orchard Equities,
                                            Inc., Greenwood
                                            Investments, LLC,
                                            BenefitsCorp Equities,
                                            Inc., BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Orchard Series Fund, and
                                            Great-West Variable
                                            Annuity Account A.
--------------- ------------ -------------- ---------------------------- ------------ --------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC. A Director who is not an "interested person" of the Fund is referred to as an "Independent
Director." The Fund paid its directors a total of $15,860 in compensation during 2002. No officer of the Fund receives any compensation from the Fund.

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village,
Colorado 80111; (800) 537-2033, ext. 75332.
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